Deferred Taxation	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Deferred Taxation
DEFERRED TAXATION

	US Dollars
Figures in millions	2018	2017	2016

Deferred taxation relating to temporary differences is made up as follows:
Liabilities
Tangible assets	521	604	730
Inventories	37	33	31
Other	5	15	10
	563	652	771
Assets
Provisions	218	229	245
Tax losses	24	60	31
Other	6	4	3
	248	293	279
Net deferred taxation liability	315	359	492
Included in the statement of financial position as follows:
Deferred tax assets	—	4	4
Deferred tax liabilities	315	363	496
Net deferred taxation liability	315	359	492
The movement on the deferred tax balance is as follows:
Balance at beginning of year	359	492	513
Taxation of items included in income statement	(30)	(68)	(45)
Taxation on items included in other comprehensive income	5	(6)	2
Transfer to non-current assets and liabilities held for sale	—	(73)	—
Translation	(19)	14	22
Balance at end of year	315	359	492

Provision has been made for South African income tax or foreign taxes that may result from future remittances of undistributed earnings of foreign subsidiaries or foreign corporate joint ventures, where the group is able to assert that the undistributed earnings are not permanently reinvested. In all other cases, the foreign subsidiaries reinvest the undistributed earnings into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. Unrecognised taxable temporary differences pertaining to undistributed earnings totalled $413m (2017: $384m; 2016: $366m).